Fair Value Measurements - Additional Information (Details) - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	$ 2,948,346,829	$ 2,728,603,700
Linde Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	626,031,614	661,032,142
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	731,989,979	794,713,573
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	22,405,910	59,584,006
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	83,532,436	74,075,697
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Linde Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	626,051,633	661,053,870
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	731,989,979	794,713,573
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	22,405,910	59,584,006
Level 1 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	83,532,436	74,075,697
Level 1 | Linde Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	626,051,633	661,053,870
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 2 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 2 | Linde Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 3 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
Level 3 | Linde Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	0	0
NAV | Common Trusts*
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Notes 5 and 6)	$ 2,216,356,850	$ 1,933,890,127